BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Feb. 04, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized	100,000,000		100,000,000
Common shares, shares issued	2,508,091		0
Common shares, shares outstanding	2,508,091		0
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized	10,000,000		10,000,000
Common shares, shares issued	8,625,000		8,625,000
Common shares, shares outstanding	8,625,000	8,625,000	8,625,000
Class B Common Stock | Over-allotment option
Maximum shares subject to forfeiture			1,125,000